TETON Westwood Mighty Mites Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 94.6%
	Aerospace and Defense — 5.2%
1,118,900	Aerojet Rocketdyne Holdings Inc.†	$50,093,153
98,040	Allied Motion Technologies Inc.	3,715,716
62,500	Avio SpA	1,031,918
15,000	Chemring Group plc	35,165
123,000	Innovative Solutions & Support Inc.†	627,300
7,000	Kratos Defense & Security Solutions Inc.†	160,230

		55,663,482

	Agriculture — 0.5%
500,000	Black Earth Farming Ltd., SDR†(a)	2,228
225	J.G. Boswell Co.	135,000
165,545	Limoneira Co.	3,300,967
510,000	S&W Seed Co.†	1,346,400

		4,784,595

	Airlines — 0.2%
50,000	American Airlines Group Inc.	1,630,500
225,000	American Airlines Group Inc., Escrow†	38,250

		1,668,750

	Automotive — 1.0%
26,250	Lithia Motors Inc., Cl. A	3,117,975
20,000	Navistar International Corp.†	689,000
29,605	Rush Enterprises Inc., Cl. A	1,081,175
104,005	Rush Enterprises Inc., Cl. B	3,838,825
47,930	Sonic Automotive Inc., Cl. A	1,119,166
70,000	Wabash National Corp.	1,138,900

		10,985,041

	Automotive: Parts and Accessories — 1.9%
6,000	China Automotive Systems Inc.†	13,800
105,000	Dana Inc.	2,093,700
13,400	Gentherm Inc.†	560,522
400,000	Modine Manufacturing Co.†	5,724,000
24,000	Motorcar Parts of America Inc.†	513,840
80,000	Puradyn Filter Technologies Inc.†	2,432
57,028	Standard Motor Products Inc.	2,585,650
186,339	Strattec Security Corp.	4,490,770
415,000	Superior Industries International Inc.	1,435,900
31,200	Tenneco Inc., Cl. A	346,008
35,600	Titan International Inc.	174,084
30,415	Tower International Inc.	593,093
117,000	Uni-Select Inc.	1,109,648

		19,643,447

	Aviation: Parts and Services — 2.1%
13,500	Astronics Corp.†	542,970
23,896	Astronics Corp., Cl. B†	959,424
192,040	Ducommun Inc.†	8,655,243
196,200	Kaman Corp.	12,495,978

		22,653,615

	Broadcasting — 1.2%
897,000	Beasley Broadcast Group Inc., Cl. A(b)	2,888,340
336,455	Dish TV India Ltd., GDR	123,479
98,700	Entercom Communications Corp., Cl. A	572,460
248,120	Gray Television Inc.†	4,066,687
84,084	Gray Television Inc., Cl. A†	1,299,098
336,000	Salem Media Group Inc.	816,480
33,000	Sinclair Broadcast Group Inc., Cl. A	1,769,790
159,000	Townsquare Media Inc., Cl. A	855,420

		12,391,754

	Building and Construction — 2.2%
418,004	Armstrong Flooring Inc.†	4,117,339
141,000	Gibraltar Industries Inc.†	5,690,760
18,000	Granite Construction Inc.	867,240
13,000	Herc Holdings Inc.†	595,790
711,223	Huttig Building Products Inc.†	1,834,955

Shares		Market Value
107,074	MYR Group Inc.†	$3,999,214
98,300	The Monarch Cement Co.	6,008,096

		23,113,394

	Business Services — 2.6%
25,000	Ascent Capital Group Inc., Cl. A†	27,000
406,701	Diebold Nixdorf Inc.†	3,725,381
3,345	Du-Art Film Labs Inc.†	635,550
173,172	GP Strategies Corp.†	2,611,434
32,029	IAA Inc.†	1,242,085
23,300	ICF International Inc.	1,696,240
32,029	KAR Auction Services Inc.	800,725
16,000	Macquarie Infrastructure Corp.	648,640
1,920	Matthews International Corp., Cl. A	66,912
20,000	McGrath RentCorp	1,243,000
100,000	MDC Partners Inc., Cl. A†	252,000
581,500	MoneyGram International Inc.†	1,436,305
1,400	PayPoint plc	17,246
403,330	PFSweb Inc.†	1,633,487
3,000	Pollard Banknote Ltd.	55,324
164,019	PRGX Global Inc.†	1,102,208
17,230	Safeguard Scientifics Inc.†	207,966
15,000	Scientific Games Corp.†	297,300
500	Stamps.com Inc.†	22,635
310,000	Team Inc.†	4,749,200
937,092	Trans-Lux Corp.†(b)	349,536
28,792	Trans-Lux Corp.†(b)(c)(d)	10,739
37,282	Viad Corp.	2,469,560
61,869	Willdan Group Inc.†	2,304,620

		27,605,093

	Communications Equipment — 0.3%
444,000	Communications Systems Inc.	1,336,440
275,000	Extreme Networks Inc.†	1,779,250
60,000	ViewCast.com Inc.†	150

		3,115,840

	Computer Software and Services — 2.1%
847,239	Alithya Group Inc., Cl. A†	2,219,766
224,380	American Software Inc., Cl. A	2,950,597
252,642	Avid Technology Inc.†	2,304,095
79,687	Carbonite Inc.†	2,075,049
114,000	Cardlytics Inc.†	2,961,720
2,300	Cinedigm Corp., Cl. A†	3,105
190,000	comScore Inc.†	980,400
45,000	DHI Group Inc.†	160,650
158,620	Digi International Inc.†	2,011,302
20	FalconStor Software Inc.†	2
29,000	Genius Brands International Inc.†	40,310
144,267	iGO Inc.†	352,011
578,000	Internap Corp.†	1,739,780
10,000	Materialise NV, ADR†	195,200
26,000	Mercury Systems Inc.†	1,829,100
87,500	Mitek Systems Inc.†	869,750
10,000	MiX Telematics Ltd., ADR	150,300
2,310	MTS Systems Corp.	135,204
24,000	RumbleON Inc., Cl. B†	107,520
65,000	SafeCharge International Group Ltd.	355,778
3,400	Tyler Technologies Inc.†	734,468

		22,176,107

	Consumer Products — 2.9%
127,200	Acme United Corp.	2,872,176
260,000	Bassett Furniture Industries Inc.	3,965,000
96,387	Callaway Golf Co.	1,654,001
950,000	Goodbaby International Holdings Ltd.†	215,254
6,000	Johnson Outdoors Inc., Cl. A	447,420
32,000	Lakeland Industries Inc.†	358,400
231,175	Lifetime Brands Inc.	2,186,915
800,000	Marine Products Corp.	12,352,000
60,000	MarineMax Inc.†	986,400

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
247,000	Nautilus Inc.†	$545,870
124,000	Oil-Dri Corp. of America	4,220,960
5,700	PC Group Inc.†	34
4,000,000	Playmates Holdings Ltd.	583,740
2,140	Standard Diversified Inc.†	40,874
8,540	Standard Diversified Opportunities Inc., Cl. B†	136,640
90,630	ZAGG Inc.†	630,785

		31,196,469

	Consumer Services — 0.9%
465,320	1-800-Flowers.com Inc., Cl. A†	8,785,242
66,000	Bowlin Travel Centers Inc.†	187,770
42,000	Carriage Services Inc.	798,420
800	Collectors Universe Inc.	17,072

		9,788,504

	Diversified Industrial — 11.5%
460,000	Ampco-Pittsburgh Corp.†	1,853,800
270,000	Burnham Holdings Inc., Cl. A(b)	3,915,000
86,173	Chase Corp.	9,275,662
111,300	Columbus McKinnon Corp.	4,671,261
95,480	FormFactor Inc.†	1,496,172
34,600	Graham Corp.	699,266
511,579	Griffon Corp.	8,655,917
25,000	Haulotte Group SA	201,835
500	Hyster-Yale Materials Handling Inc.	27,630
7,000	Innophos Holdings Inc.	203,770
56,397	Insignia Systems Inc.†	59,217
235,030	Intevac Inc.†	1,137,545
79,120	John Bean Technologies Corp.	9,583,806
106,536	L.B. Foster Co., Cl. A†	2,912,694
288,170	Lawson Products Inc.†	10,584,484
77,350	LSB Industries Inc.†	301,665
110,809	Lydall Inc.†	2,238,342
9,000	MSA Safety Inc.	948,510
1,022,900	Myers Industries Inc.	19,711,283
156,600	Napco Security Technologies Inc.†	4,647,888
215,431	Park-Ohio Holdings Corp.	7,020,896
25,080	Raven Industries Inc.	899,870
66,666	Rubicon Ltd.†	8,509
1,000	Rubicon Technology Inc.†	8,300
19,600	RWC Inc.†	235,200
29,400	Standex International Corp.	2,150,316
1,630,000	Steel Connect Inc.†	2,966,600
640,000	Steel Partners Holdings LP†	8,960,000
523,920	Tredegar Corp.	8,707,550
528,554	Twin Disc Inc.†	7,981,165

		122,064,153

	Educational Services — 0.0%
125,000	Universal Technical Institute Inc.†	428,750

	Electronics — 3.6%
28,000	Badger Meter Inc.	1,671,320
175,999	Bel Fuse Inc., Cl. A(b)	2,587,185
343,500	CTS Corp.	9,473,730
70,000	Daktronics Inc.	431,900
63,771	EMRISE Corp.†(a)	0
31,000	IMAX Corp.†	626,200
20,000	Iteris Inc.†	103,400
110,000	Kimball Electronics Inc.†	1,786,400
200,000	Kopin Corp.†	218,000
6,304	Littelfuse Inc.	1,115,241
23,200	Mesa Laboratories Inc.	5,668,688
24,800	Methode Electronics Inc.	708,536
133,000	Park Electrochemical Corp.	2,219,770
700,000	Schmitt Industries Inc.†(b)	1,631,000
204,498	Stoneridge Inc.†	6,451,912
16,000	Stratasys Ltd.†	469,920

Shares		Market Value
155,900	Ultra Clean Holdings†	$2,170,128
126,200	Ultralife Corp.†	1,003,290

		38,336,620

	Energy and Utilities: Integrated — 0.2%
30,000	MGE Energy Inc.	2,192,400

	Energy and Utilities: Natural Gas — 0.7%
650,000	Alvopetro Energy Ltd.†	416,937
31,250	Chesapeake Utilities Corp.	2,969,375
5,000	CONSOL Energy Inc.†	133,050
108,684	Corning Natural Gas Holding Corp.	2,295,949
380,000	Gulf Coast Ultra Deep Royalty Trust	7,258
62,850	RGC Resources Inc.	1,918,182

		7,740,751

	Energy and Utilities: Oil — 0.2%
264,844	Callon Petroleum Co.†	1,745,322

	Energy and Utilities: Services — 0.4%
3,938	Archer Ltd.†	2,091
64,000	Dawson Geophysical Co.†	160,000
372,000	Independence Contract Drilling Inc.†	587,760
112,000	KLX Energy Services Holdings Inc.†	2,288,160
27,000	Nabors Industries Ltd.	78,300
81,480	RPC Inc.	587,471
7,100	Subsea 7 SA, ADR	85,484
650,000	Weatherford International plc†	32,500

		3,821,766

	Energy and Utilities: Water — 1.3%
36,426	Artesian Resources Corp., Cl. A	1,353,954
25,090	Cadiz Inc.†	282,263
24,800	California Water Service Group	1,255,624
4,000	Connecticut Water Service Inc.	278,880
66,000	Consolidated Water Co. Ltd.	941,160
68,000	Energy Recovery Inc.†	708,560
28,533	Middlesex Water Co.	1,690,580
50,000	Mueller Water Products Inc., Cl. A	491,000
85,304	SJW Group	5,183,924
45,307	The York Water Co.	1,618,366

		13,804,311

	Entertainment — 0.7%
178,377	Canterbury Park Holding Corp.	2,201,172
689,533	Dover Motorsports Inc.	1,434,229
50,000	Entertainment One Ltd.	252,086
251,470	Entravision Communications Corp., Cl. A	784,586
56,000	National CineMedia Inc.	367,360
50,000	SFX Entertainment Inc.†(a)	0
431,100	Sportech plc†	181,762
32,000	World Wrestling Entertainment Inc., Cl. A	2,310,720

		7,531,915

	Environmental Control — 1.9%
24,500	AquaVenture Holdings Ltd.†	489,265
493,853	Casella Waste Systems Inc., Cl. A†	19,571,394
13,121	Primo Water Corp.†	161,388

		20,222,047

	Equipment and Supplies — 6.6%
17,000	Amtech Systems Inc.†	93,500
20,000	AZZ Inc.	920,400
5,500	Berry Global Group Inc.†	289,245
200,766	CIRCOR International Inc.†	9,235,236
400,500	Core Molding Technologies Inc.†	2,991,735
635,000	Federal Signal Corp.	16,986,250
230,000	Interpump Group SpA	7,077,084
522,000	Kimball International Inc., Cl. B	9,098,460
20,000	Maezawa Kyuso Industries Co. Ltd.	356,722
200,000	Mitcham Industries Inc.†	790,000
20,593	Powell Industries Inc.	782,534

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
360,431	The Eastern Co.(b)	$10,099,277
136,000	The Gorman-Rupp Co.	4,464,880
357,083	The L.S. Starrett Co., Cl. A†(b)	2,363,889
153,435	Titan Machinery Inc.†	3,157,692
116,100	TransAct Technologies Inc.	1,307,286
8,500	Vicor Corp.†	263,925

		70,278,115

	Financial Services — 8.8%
74,100	Allegiance Bancshares Inc.†	2,470,494
22,000	Atlantic American Corp.	52,360
302,158	Atlantic Capital Bancshares Inc.†	5,172,945
48,080	Atlantic Union Bankshares Corp.	1,698,666
17,000	Berkshire Bancorp Inc.†	222,700
14,210	Berkshire Hills Bancorp Inc.	446,052
5,953	BKF Capital Group Inc.†	57,744
17,397	BOK Financial Corp	1,313,126
22,000	Boston Private Financial Holdings Inc.	265,540
75	Burke & Herbert Bank and Trust Co.	200,250
64,026	Cadence BanCorp	1,331,741
96,976	Capital City Bank Group Inc.	2,409,854
8,000	Capitol Federal Financial Inc.	110,160
14,000	Carolina Financial Corp.	491,260
50,511	CenterState Bank Corp.	1,163,268
18,200	Citizens & Northern Corp.	479,206
7,000	ConnectOne Bancorp Inc.	158,620
28,800	Crazy Woman Creek Bancorp Inc.	479,520
35,800	Dime Community Bancshares Inc.	679,842
2,000	EML Payments Ltd.†	4,156
1,120	Farmers & Merchants Bank of Long Beach	9,296,000
40,000	Farmers National Banc Corp.	593,200
10,000	Fidelity Southern Corp.	309,700
10,000	First Community Bankshares Inc.	337,600
36,440	First Internet Bancorp	784,918
655,372	Flushing Financial Corp.	14,549,258
75,600	FNB Corp.	889,812
4,000	Franklin Financial Network Inc.	111,440
17,858	FS Bancorp Inc.	926,294
430,000	GTY Technology Holdings Inc.†	2,945,500
10	Guaranty Corp., Cl. A†(a)	75,000
195,270	Hallmark Financial Services Inc.†	2,778,692
14,000	Hancock Whitney Corp.	560,840
12,560	Heritage Commerce Corp.	153,860
30,000	HomeStreet Inc.†	889,200
79,570	Hope Bancorp Inc.	1,096,475
96,300	I3 Verticals Inc., Cl. A†	2,836,035
34,400	ICC Holdings Inc.†	476,784
90,843	KKR & Co. Inc., Cl. A	2,295,603
49,500	Legacy Housing Corp.†	616,275
6,440	LendingTree Inc.†	2,704,993
170,000	Medallion Financial Corp.†	1,145,800
4,197	Northrim BanCorp Inc.	149,665
21,300	OceanFirst Financial Corp.	529,305
42,479	Old Line Bancshares Inc.	1,130,366
13,000	Opus Bank	274,430
36,020	Oritani Financial Corp.	638,995
25,581	People’s United Financial Inc.	429,249
158,000	Pzena Investment Management Inc., Cl. A	1,357,220
36,971	Renasant Corp.	1,328,738
2,989	Salisbury Bancorp Inc.	116,571
30,000	Sandy Spring Bancorp Inc.	1,046,400
3,500	Seacoast Banking Corp. of Florida†	89,040
4,540	Security National Corp.	665,110
85,000	Silvercrest Asset Management Group Inc., Cl. A	1,192,550
14,624	Simmons First National Corp., Cl. A	340,154
4,000	South State Corp.	294,680
60,960	Southern First Bancshares Inc.†	2,387,194
64,000	Southern National Bancorp of Virginia Inc.	979,840

Shares		Market Value
4,500	Southside Bancshares Inc.	$145,710
660,000	Sprott Inc.	1,698,446
122,903	Sterling Bancorp	2,615,376
6,000	Thomasville Bancshares Inc.	265,500
6,000	Towne Bank/Portsmouth VA	163,680
4,200	TriState Capital Holdings Inc.†	89,628
50,050	TrustCo Bank Corp NY	396,396
127,100	United Financial Bancorp Inc.	1,802,278
33,089	Value Line Inc.	910,278
90,010	Veritex Holdings Inc.	2,335,760
45,900	Washington Trust Bancorp Inc.	2,395,062
82,200	Waterstone Financial Inc.	1,402,332
89,760	Western New England Bancorp Inc.	838,358
640,531	Wright Investors’ Service Holdings Inc.†	310,658

		93,899,752

	Food and Beverage — 3.3%
87,600	Andrew Peller Ltd., Cl. A	919,782
1,900	Bridgford Foods Corp.†	56,544
57,000	Calavo Growers Inc.	5,514,180
126,000	Corby Spirit and Wine Ltd.	1,746,325
110,000	Cott Corp.	1,468,500
540,000	Crimson Wine Group Ltd.†	4,320,000
366,021	Farmer Brothers Co.†	5,991,764
1,700	Hanover Foods Corp., Cl. A†	141,100
300	Hanover Foods Corp., Cl. B†	27,375
85,000	Iwatsuka Confectionery Co. Ltd.	3,102,305
1,500	J & J Snack Foods Corp.	241,425
21,490	John B Sanfilippo & Son Inc.	1,712,538
39,000	Lifeway Foods Inc.†	141,960
224,661	Massimo Zanetti Beverage Group SpA	1,497,008
10,000	MGP Ingredients Inc.	663,100
15,600	Rock Field Co. Ltd.	204,016
5,500	Scheid Vineyards Inc., Cl. A†	341,000
185,545	SunOpta Inc.†	610,443
7,100	T. Hasegawa Co. Ltd.	126,636
6,500	The Boston Beer Co. Inc., Cl. A†	2,455,440
63,000	The Hain Celestial Group Inc.†	1,379,700
240,600	Tingyi (Cayman Islands) Holding Corp.	401,631
260,700	Vitasoy International Holdings Ltd.	1,253,157
23,000	Willamette Valley Vineyards Inc.†	159,160

		34,475,089

	Health Care — 8.0%
32,960	Accuray Inc.†	127,555
10,000	Achillion Pharmaceuticals Inc.†	26,800
40,000	Anika Therapeutics Inc.†	1,624,800
22,000	Biolase Inc.†	32,340
361,600	BioScrip Inc.†	940,160
131,000	BioTelemetry Inc.†	6,307,650
6,970	Boiron SA	296,021
46,500	Cantel Medical Corp.	3,749,760
106,660	Cardiovascular Systems Inc.†	4,578,914
14,000	CareDx Inc.†	503,860
47,400	Collegium Pharmaceutical Inc.†	623,310
389,940	Cutera Inc.†	8,102,953
159,843	Electromed Inc.†	871,144
175,000	Exelixis Inc.†	3,739,750
25,000	Genesis Healthcare Inc.†	31,000
11,000	Heska Corp.†	936,870
4,000	ICU Medical Inc.†	1,007,640
612,448	InfuSystems Holdings Inc.†	2,633,526
23,000	Integer Holdings Corp.†	1,930,160
156,679	IntriCon Corp.†	3,660,021
60,000	Invitae Corp.†	1,410,000
34,000	Kindred Biosciences Inc.†	283,220
3,000	LeMaitre Vascular Inc.	83,940
122,000	Meridian Bioscience Inc.	1,449,360
160,000	Motif Bio plc†	4,734
157,000	Neogen Corp.†	9,751,270
109,780	NeoGenomics Inc.†	2,408,573

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
8,333	Nuvectra Corp.†	$27,916
42,750	Omnicell Inc.†	3,677,783
230,000	OPKO Health Inc.†	561,200
45,200	Orthofix Medical Inc.†	2,390,176
92,000	Paratek Pharmaceuticals Inc.†	367,080
10,000	Progenics Pharmaceuticals Inc.†	61,700
126,000	Quidel Corp.†	7,474,320
66,000	RTI Surgical Holdings Inc.†	280,500
119,934	SurModics Inc.†	5,177,551
2,000	Targanta Therapeutics Corp., Escrow†(a)	0
35,000	Tetraphase Pharmaceuticals Inc.†	16,811
1,000	Titan Medical Inc.†	2,360
78,601	United-Guardian Inc.	1,477,699
4,800	Utah Medical Products Inc.	459,360
280,000	Zealand Pharma A/S†	6,087,003

		85,176,790

	Hotels and Gaming — 4.1%
50,000	Ainsworth Game Technology Ltd.	23,519
71,800	Boyd Gaming Corp.	1,934,292
48,000	Braemar Hotels & Resorts Inc., REIT	475,200
69,620	Churchill Downs Inc.	8,011,173
75,000	Eldorado Resorts Inc.†	3,455,250
6,000	Empire Resorts Inc.†	57,600
30,000	Everi Holdings Inc.†	357,900
1,117,725	Full House Resorts Inc.†	2,090,146
105,500	Gamenet Group SpA	951,315
634,210	Golden Entertainment Inc.†	8,878,940
340,314	Inspired Entertainment Inc.†	2,872,250
5,000	PlayAGS Inc.†	97,250
6,000	Ryman Hospitality Properties Inc., REIT	486,540
361,812	The Marcus Corp.	11,925,324
75,464	Twin River Worldwide Holdings Inc.†	2,245,054

		43,861,753

	Machinery — 3.1%
327,000	Astec Industries Inc.	10,647,120
50,000	Chart Industries Inc.†	3,844,000
5,000	DMG Mori AG	247,888
6,220	DXP Enterprises Inc.†	235,676
564,500	Gencor Industries Inc.†	7,338,500
15,164	Lindsay Corp.	1,246,632
45,650	Tennant Co.	2,793,780
44,400	The Middleby Corp.†	6,025,080
40,015	Williams Industrial Services Group Inc.†	91,234

		32,469,910

	Manufactured Housing and Recreational Vehicles — 1.7%
56,000	Cavco Industries Inc.†	8,822,240
175,250	Nobility Homes Inc.	3,943,125
102,500	Skyline Champion Corp.†	2,806,450
61,000	Winnebago Industries Inc.	2,357,650

		17,929,465

	Metals and Mining — 1.6%
70,000	5N Plus Inc.†	142,186
10,000	Alkane Resources Ltd.†	3,194
101,500	Materion Corp.	6,882,715
725,000	Osisko Gold Royalties Ltd.	7,556,985
900,000	Tanami Gold NL†	28,433
300,000	TimkenSteel Corp.†	2,439,000
700	United States Lime & Minerals Inc.	56,000

		17,108,513

	Paper and Forest Products — 0.2%
26,800	Keweenaw Land Association Ltd.†	1,902,800

	Publishing — 1.3%
140,000	AH Belo Corp., Cl. A	516,600
166,000	ARC Document Solutions Inc.†	338,640

Shares		Market Value
852,600	The E.W. Scripps Co., Cl. A	$13,036,254
27,057	Tribune Publishing Co.	215,644

		14,107,138

	Real Estate — 3.1%
226,000	Ambase Corp.†	75,710
8,000	Bresler & Reiner Inc.†	660
113,300	Capital Properties Inc., Cl. A	1,608,860
100,000	Cohen & Steers Inc.	5,144,000
60,000	DREAM Unlimited Corp., Cl. A	333,092
24,400	FRP Holdings Inc.†	1,360,788
281,450	Griffin Industrial Realty Inc.(b)	9,949,257
14,138	Gyrodyne LLC†	265,441
8,231	Holobeam Inc.†	432,127
32,356	New Senior Investment Group Inc., REIT	217,432
525,269	Reading International Inc., Cl. A†	6,817,992
74,359	Reading International Inc., Cl. B†	1,728,847
2,508	Royalty LLC†(a)	255
175,000	Tejon Ranch Co.†	2,903,250
628,023	Trinity Place Holdings Inc.†	2,480,691

		33,318,402

	Restaurants — 2.1%
2,034	Biglari Holdings Inc., Cl. A†	1,079,078
59,900	Denny’s Corp.†	1,229,747
222,634	Nathan’s Famous Inc.(b)	17,392,168
50,000	The Cheesecake Factory Inc.	2,186,000

		21,886,993

	Retail — 1.5%
10,000	Aaron’s Inc.	614,100
90,000	Big 5 Sporting Goods Corp.	175,500
69,210	Ethan Allen Interiors Inc.	1,457,563
250,000	EVINE Live Inc.†	108,225
70,000	GNC Holdings Inc., Cl. A†	105,000
176,200	Ingles Markets Inc., Cl. A	5,485,106
110,000	Lands’ End Inc.†	1,344,200
41,000	La-Z-Boy Inc.	1,257,060
67,000	Movado Group Inc.	1,809,000
300	PetIQ Inc.†	9,888
3,500	Pier 1 Imports Inc.†	26,355
7,000	SpartanNash Co.	81,690
91,000	Tuesday Morning Corp.†	153,790
115,174	Village Super Market Inc., Cl. A	3,053,263
55,000	Vitamin Shoppe, Inc.†	216,700
400	Winmark Corp.	69,260

		15,966,700

	Semiconductors — 0.6%
167,740	Entegris Inc.	6,260,057
2,000	Veeco Instruments Inc.†	24,440

		6,284,497

	Specialty Chemicals — 2.6%
1,086,593	Ferro Corp.†	17,168,169
267,226	General Chemical Group Inc.†(b)	8,017
74,000	Hawkins Inc.	3,212,340
4,100	Minerals Technologies Inc.	219,391
160,000	Navigator Holdings Ltd.†	1,497,600
574,027	OMNOVA Solutions Inc.†	3,576,188
10,000	Takasago International Corp.	272,689
50,000	Teraoka Seisakusho Co. Ltd.	222,140
157,174	Treatt plc	918,177

		27,094,711

	Telecommunications — 2.2%
26,000	A10 Networks Inc.†	177,320
38,980	ATN International Inc.	2,250,315
328,000	Cincinnati Bell Inc.†	1,623,600
45,211	Consolidated Communications Holdings Inc.	222,890
20,808	Frequency Electronics Inc.†	237,003

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
65,000	Gogo Inc.†	$258,700
726,550	HC2 Holdings Inc.†	1,714,658
5,000	IDT Corp., Cl. B†	47,350
20,000	Iridium Communications Inc.†	465,200
4,000	North State Telecommunications Corp., Cl. A	232,000
57,500	Nuvera Communications Inc.	1,069,500
512,315	ORBCOMM Inc.†	3,714,284
5,788	Preformed Line Products Co.	321,350
290,000	Shenandoah Telecommunications Co.	11,170,800
40,000	WideOpenWest Inc.†	290,400

		23,795,370

	Transportation — 0.0%
17,000	Patriot Transportation Holding Inc.†	288,490
1,070	PHI Inc.†	749

		289,239

	Wireless Communications — 0.2%
1,100,000	NII Holdings Inc.†	1,859,000

	TOTAL COMMON STOCKS	1,004,378,363

	CLOSED-END FUNDS — 0.1%
131,300	MVC Capital Inc.	1,209,273

	PREFERRED STOCKS — 0.7%
	Automotive: Parts and Accessories — 0.2%
55,000	Jungheinrich AG	1,694,848

	Financial Services — 0.5%
233,000	Steel Partners Holdings LP Ser. A, 6.000%	4,895,330

	Health Care — 0.0%
3,034	BioScrip Inc.	295,990

	TOTAL PREFERRED STOCKS	6,886,168

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Energy and Utilities — 0.0%
15,095	Corning Natural Gas Holding Corp., 4.800%, Ser. B	322,127

	Food and Beverage — 0.0%
500	Seneca Foods Corp., Ser. 2003 (e)	13,915

	TOTAL CONVERTIBLE PREFERRED STOCKS	336,042

	RIGHTS — 0.0%
	Entertainment — 0.0%
550,000	Media General Inc., CVR†(a)	1

	Health Care — 0.0%
300,000	Adolor Corp., CPR, expire 07/01/20†(a)	0
400,000	Sanofi, CVR†	208,000
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	0

		208,000

	Specialty Chemicals — 0.0%
30,000	A. Schulman Inc., CVR†(a)	15,690

	TOTAL RIGHTS	223,691

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
86	Key Energy Services Inc., expire 12/15/21†(a)	20

Shares		Market Value
86	Key Energy Services Inc., expire 12/15/20†(a)	$6

		26

	Environmental Control — 0.0%
200	Primo Water Corp., expire 12/31/21†	45

	Health Care — 0.0%
8,737	BioScrip Inc., Cl. A, expire 07/27/25†	3,090
8,737	BioScrip Inc., Cl. B, expire 07/27/25†	2,689

		5,779

	TOTAL WARRANTS	5,850

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Telecommunications — 0.0%
$180,000	Gogo Inc., 6.000%, 05/15/22(c)	166,500

	U.S. GOVERNMENT OBLIGATIONS — 4.6%
49,279,000	U.S. Treasury Bills, 2.055% to 2.537%††, 07/05/19 to 09/19/19	49,154,483

	TOTAL INVESTMENTS — 100.0% (Cost $681,698,219)	$1,062,360,370

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the market value of the Rule 144A securities amounted to $177,239 or 0.02% of total investments.

(d)

At June 30, 2019, the Fund held an investment in a restricted and illiquid security amounting to $10,739 or 0.00% of total investments., which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/19 Carrying Value Per Share
28,792	Trans-Lux Corp.	06/01/09- 09/25/18	$25,177	0.3730

(e)	Security is perpetual and has no stated maturity date.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

CCCP	Contingent Cash Consideration Payment CPR Contingent Payment Right CVR Contingent Value Right GDR Global Depositary Receipt REIT Real Estate Investment Trust SDR Swedish Depositary Receipt

TETON Westwood SmallCap Equity Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 96.1%
	Aerospace — 0.7%
3,600	Hexcel Corp.	$291,168

	Automotive — 2.9%
14,100	Rush Enterprises Inc., Cl. A	514,932
19,700	Winnebago Industries Inc.	761,405

		1,276,337

	Aviation: Parts and Services — 0.7%
8,000	AAR Corp	294,320

	Banking — 22.5%
22,600	Atlantic Capital Bancshares Inc.†	386,912
9,433	Atlantic Union Bankshares Corp.	333,268
15,600	Banc of California Inc.	217,932
13,200	BankUnited Inc.	445,368
5,900	Berkshire Hills Bancorp Inc.	185,201
14,362	Cadence BanCorp	298,730
13,400	CenterState Bank Corp.	308,602
7,300	Columbia Banking System Inc.	264,114
3,200	Financial Institutions Inc.	93,280
34,400	First Foundation Inc.	462,336
10,200	Flushing Financial Corp.	226,440
9,300	Glacier Bancorp Inc.	377,115
20,100	Heritage Commerce Corp.	246,225
52,050	Investors Bancorp Inc.	580,357
25,700	LegacyTexas Financial Group Inc.	1,046,247
6,500	Live Oak Bancshares Inc.	111,475
7,250	OceanFirst Financial Corp.	180,163
17,350	OFG Bancorp	412,409
8,200	Oritani Financial Corp.	145,468
17,000	PCSB Financial Corp.	344,250
29,206	Sterling Bancorp	621,504
22,200	TrustCo Bank Corp.	175,824
16,750	Umpqua Holdings Corp.	277,883
41,700	United Financial Bancorp Inc.	591,306
24,600	Valley National Bancorp	265,188
15,300	Veritex Holdings Inc.	397,035
14,000	Washington Federal Inc.	489,020
4,700	Washington Trust Bancorp Inc.	245,246

		9,728,898

	Broadcasting — 1.3%
11,800	Chicken Soup For The Soul Entertainment Inc.	88,500
50,100	Corus Entertainment Inc., Cl. B	234,900
17,600	Hemisphere Media Group Inc.†	227,392

		550,792

	Building and Construction — 2.3%
6,700	EMCOR Group Inc.	590,270
10,900	MYR Group Inc.†	407,115

		997,385

	Business Services — 4.7%
21,000	ABM Industries Inc.	840,000
4,850	FTI Consulting Inc.†	406,624
5,850	IAA Inc.†	226,863
5,850	KAR Auction Services Inc.	146,250
6,600	McGrath RentCorp	410,190

		2,029,927

	Communications — 2.1%
16,700	Meredith Corp.	919,502

	Communications Equipment — 3.4%
94,500	Extreme Networks Inc.†	611,415
122,800	Infinera Corp.†	357,348
5,722	Lumentum Holdings Inc.†	305,612
15,500	Switch Inc., Cl. A	202,895

		1,477,270

Shares		Market Value
	Computer Software and Services — 5.4%
8,300	Bottomline Technologies Inc.†	$367,192
31,300	Cloudera Inc.†	164,638
44,000	NetScout Systems Inc.†	1,117,160
15,600	Progress Software Corp.	680,472

		2,329,462

	Consumer Products — 2.2%
21,900	Hanesbrands Inc.	377,118
7,300	Oxford Industries Inc.	553,340

		930,458

	Diversified Industrial — 3.5%
4,950	Barnes Group Inc.	278,883
14,560	Columbus McKinnon Corp.	611,083
3,900	Fabrinet†	193,713
24,300	Steelcase Inc., Cl. A	415,530

		1,499,209

	Electronics — 4.3%
10,900	Advanced Energy Industries Inc.†	613,343
5,800	FARO Technologies Inc.†	304,964
8,600	Plantronics Inc.	318,544
25,700	TTM Technologies Inc.†	262,140
3,100	Woodward Inc.	350,796

		1,849,787

	Energy and Utilities — 9.1%
4,100	Apergy Corp.†	137,514
63,000	Centennial Resource Development Inc., Cl. A†	478,170
41,200	Magnolia Oil & Gas Corp., Cl. A†	477,096
27,000	Matador Resources Co.†	536,760
23,700	Oceaneering International Inc.†	483,243
34,500	Parsley Energy Inc., Cl. A†	655,845
94,200	Patterson-UTI Energy Inc.	1,084,242
2,100	Penn Virginia Corp.†.	64,428

		3,917,298

	Environmental Control — 2.3%
17,200	Casella Waste Systems Inc., Cl. A†	681,636
22,600	Evoqua Water Technologies Corp.†	321,824

		1,003,460

	Equipment and Supplies — 1.2%
11,300	CIRCOR International Inc.†	519,800

	Financial Services — 3.9%
16,600	Brown & Brown Inc.	556,100
11,800	Coastal Financial Corp.†	182,546
11,500	Oaktree Capital Group LLC	569,710
6,500	Stifel Financial Corp.	383,890

		1,692,246

	Health Care — 6.1%
2,700	AMN Healthcare Services Inc.†	146,475
1,780	ICU Medical Inc.†	448,400
12,800	Natus Medical Inc.†	328,832
6,550	Omnicell Inc.†	563,497
49,550	Patterson Cos. Inc.	1,134,695

		2,621,899

	Machinery — 1.2%
3,600	Astec Industries Inc.	117,216
42,300	Mueller Water Products Inc., Cl. A	415,386

		532,602

	Real Estate — 0.9%
6,000	Equity Commonwealth, REIT	195,120
15,200	Paramount Group Inc., REIT	212,952

		408,072

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail — 4.8%
3,550	American Eagle Outfitters Inc.	$59,995
41,400	Darling Ingredients Inc.†	823,446
42,150	Ethan Allen Interiors Inc.	887,679
14,100	The Hain Celestial Group Inc.†	308,790

		2,079,910

	Semiconductors — 8.9%
2,600	Cabot Microelectronics Corp.	286,208
30,900	Cypress Semiconductor Corp.	687,216
24,300	Entegris Inc.	906,876
28,100	FormFactor Inc.†	440,327
12,600	MACOM Technology Solutions Holdings Inc.†	190,638
20,600	Marvell Technology Group Ltd.	491,722
8,400	Nanometrics Inc.†	291,564
10,861	Versum Materials Inc.	560,210

		3,854,761

	Specialty Chemicals — 1.7%
38,200	Ferro Corp.†	603,560
4,700	PolyOne Corp.	147,533

		751,093

	TOTAL COMMON STOCKS	41,555,656

Shares		Market Value
	RIGHTS — 0.0%
	Specialty Chemicals — 0.0%
22,200	A. Schulman Inc., CVR†(a)	$11,610

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.9%
$1,690,000	U.S. Treasury Bills, 2.111% to 2.227%††, 09/05/19 to 09/26/19	1,683,250

	TOTAL INVESTMENTS — 100.0% (Cost $35,068,855)	$43,250,516

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

CVR	Contingent Value Right REIT Real Estate Investment Trust

TETON Convertible Securities Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 75.3%
	Aerospace and Defense — 1.0%
$250,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23	$445,247

	Automotive — 1.4%
615,000	Tesla Inc., 2.000%, 05/15/24	605,557

	Automotive: Parts and Accessories — 0.6%
500,000	NIO Inc., 4.500%, 02/01/24(a)	246,250

	Aviation: Parts and Services — 1.4%
500,000	Kaman Corp., 3.250%, 05/01/24	588,758

	Business Services — 2.0%
509,000	Bristow Group Inc., 4.500%, 06/01/23	111,980
310,000	RingCentral Inc., Zero Coupon, 03/15/23	466,231
292,000	Team Inc., 5.000%, 08/01/23	298,307

		876,518

	Cable and Satellite — 1.8%
800,000	DISH Network Corp., 3.375%, 08/15/26	779,747

	Communications Equipment — 3.0%
435,000	InterDigital Inc., 2.000%, 06/01/24(a)	443,554
712,000	Lumentum Holdings Inc., 0.250%, 03/15/24	839,581

		1,283,135

	Computer Software and Services — 23.0%
740,000	Boingo Wireless Inc., 1.000%, 10/01/23(a)	635,286
590,000	Coupa Software Inc., 0.125%, 06/15/25(a)	632,823
550,000	CSG Systems International Inc., 4.250%, 03/15/36	611,238
700,000	Evolent Health Inc., 1.500%, 10/15/25(a)	459,158
523,000	GDS Holdings Ltd., 2.000%, 06/01/25	516,954
750,000	IAC Financeco 3 Inc., 2.000%, 01/15/30(a)	773,597
440,000	LivePerson Inc., 0.750%, 03/01/24(a)	452,838
500,000	MercadoLibre Inc., 2.000%, 08/15/28(a)	771,466
537,000	New Relic Inc., 0.500%, 05/01/23	575,609
305,000	Nice Systems Inc., 1.250%, 01/15/24	520,216
100,000	Okta Inc., 0.250%, 02/15/23	259,361
500,000	PAR Technology Corp., 4.500%, 04/15/24(a)	614,338
750,000	Perficient Inc., 2.375%, 09/15/23(a)	832,054
70,000	Pluralsight Inc., 0.375%, 03/01/24(a)	75,015

Principal Amount		Market Value
$500,000	PROS Holdings Inc., 2.000%, 06/01/47	$689,401
250,000	Q2 Holdings Inc., 0.750%, 02/15/23	357,749
175,000	Q2 Holdings Inc., 0.750%, 06/01/26(a)	189,095
400,000	Splunk Inc., 1.125%, 09/15/25(a)	449,164
400,000	Vocera Communications Inc., 1.500%, 05/15/23	479,071

		9,894,433

	Consumer Services — 3.7%
500,000	Chegg Inc., 0.125%, 03/15/25(a)	504,306
300,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	356,620
750,000	Quotient Technology Inc., 1.750%, 12/01/22	725,917

		1,586,843

	Diversified Industrial — 2.4%
300,000	Chart Industries Inc., 1.000%, 11/15/24(a)	428,095
500,000	KBR Inc., 2.500%, 11/01/23(a)	582,101

		1,010,196

	Electronics — 0.5%
255,000	Applied Optoelectronics Inc., 5.000%, 03/15/24(a)	228,618

	Energy and Utilities: Integrated — 1.6%
750,000	SunPower Corp., 4.000%, 01/15/23	668,518

	Energy and Utilities: Services — 2.1%
850,000	Cheniere Energy Inc., 4.250%, 03/15/45	669,885
250,000	Tesla Energy Operations Inc., 1.625%, 11/01/19	241,681

		911,566

	Entertainment — 1.3%
75,000	Bilibili Inc., 1.375%, 04/01/26(a)	71,460
500,000	Gannett Co. Inc., 4.750%, 04/15/24	506,692

		578,152

	Financial Services — 1.7%
300,000	Encore Capital Europe Finance Ltd., 4.500%, 09/01/23	306,825
199,000	LendingTree Inc., 0.625%, 06/01/22	415,534

		722,359

	Health Care — 14.6%
400,000	BioMarin Pharmaceutical Inc., 0.599%, 08/01/24	416,250
350,000	CONMED Corp., 2.625%, 02/01/24(a)	404,105
195,000	DexCom Inc., 0.750%, 12/01/23(a)	229,203
500,000	Exact Sciences Corp., 0.375%, 03/15/27	633,176

TETON Convertible Securities Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care (Continued)
$404,000	Insulet Corp., 1.375%, 11/15/24	$575,461
300,000	Intercept Pharmaceuticals Inc., 3.250%, 07/01/23	268,985
400,000	Invacare Corp., 4.500%, 06/01/22	301,061
337,000	Neurocrine Biosciences Inc., 2.250%, 05/15/24	443,828
500,000	Pacira BioSciences Inc., 2.375%, 04/01/22	513,181
400,000	Paratek Pharmaceuticals Inc., 4.750%, 05/01/24	273,000
250,000	Retrophin Inc., 2.500%, 09/15/25	225,222
750,000	Supernus Pharmaceuticals Inc., 0.625%, 04/01/23	735,638
770,000	Tabula Rasa HealthCare Inc., 1.750%, 02/15/26(a)	772,795
300,000	Teladoc Health Inc., 3.000%, 12/15/22	510,078

		6,301,983

	Retail — 0.2%
100,000	Guess? Inc., 2.000%, 04/15/24(a)	94,043

	Semiconductors — 6.8%
250,000	Cypress Semiconductor Corp., 4.500%, 01/15/22	420,224
500,000	Inphi Corp., 1.125%, 12/01/20	672,714
500,000	Knowles Corp., 3.250%, 11/01/21	602,733
758,000	Rambus Inc., 1.375%, 02/01/23	747,245
300,000	Teradyne Inc., 1.250%, 12/15/23	487,446

		2,930,362

	Telecommunications — 4.2%
305,000	8x8 Inc., 0.500%, 02/01/24(a)	347,888
800,000	Infinera Corp., 2.125%, 09/01/24	547,500
300,000	Liberty Latin America Ltd., 2.000%, 07/15/24(a)	303,538
300,000	Twilio Inc., 0.250%, 06/01/23	602,476

		1,801,402

	Transportation — 2.0%
250,000	Atlas Air Worldwide Holdings Inc., 2.250%, 06/01/22	248,204
590,000	GOL Equity Finance SA, 3.750%, 07/15/24(a)	632,774

		880,978

	TOTAL CONVERTIBLE CORPORATE BONDS	32,434,665

Shares		Market Value
	CONVERTIBLE PREFERRED STOCKS — 1.6%
	Agriculture — 0.3%
1,000	Bunge Ltd., 4.875%,(b)	$100,177

	Financial Services — 1.3%
300	Bank of America Corp., 7.250%, Ser. L(b)	411,600
117	Wells Fargo & Co., 7.500%, Ser. L(b)	159,611

		571,211

	TOTAL CONVERTIBLE PREFERRED STOCKS	671,388

	MANDATORY CONVERTIBLE SECURITIES (c) — 20.2%
	Building and Construction — 0.7%
3,007	Stanley Black & Decker Inc., 5.375%, 05/15/20	304,098

	Consumer Products — 1.0%
5,150	Energizer Holdings Inc., Ser. A 7.500%, 01/15/22	446,505

	Diversified Industrial — 1.2%
4,000	Colfax Corp., 5.750%, 01/15/22	507,840

	Energy and Utilities: Integrated — 3.3%
10,200	CenterPoint Energy Inc., Ser. B 7.000%, 09/01/21	513,927
5,000	DTE Energy Co., 6.500%, 10/01/19	281,000

	Sempra Energy,
3,535	Ser. A, 6.000%, 01/15/21	394,117
1,970	Ser. B, 6.750%, 07/15/21	218,709

		1,407,753

	Energy and Utilities: Services — 3.7%
10,180	American Electric Power Co. Inc., 6.125%, 03/15/22	544,732
5,000	Dominion Energy Inc., Ser. A 7.250%, 06/01/22	517,800
9,705	South Jersey Industries Inc., 7.250%, 04/15/21	516,791

		1,579,323

	Energy and Utilities: Water — 1.3%
9,720	Aqua America Inc., 6.000%, 04/30/22	553,846

	Equipment and Supplies — 1.3%
500	Danaher Corp., Ser. A 4.750%, 04/15/22	552,325

	Financial Services — 1.3%
2,538	Assurant Inc., Ser. D 6.500%, 03/15/21	282,885
6,000	New York Community Capital Trust V, 6.000%, 11/01/51	287,100

		569,985

	Health Care — 1.4%
1,230	Avantor Inc., Ser. A 6.250%, 05/15/22	81,340
8,494	Becton Dickinson and Co., Ser. A 6.125%, 05/01/20	525,864

		607,204

	Industrials — 1.7%
8,032	International Flavors & Fragrances Inc., 6.000%, 09/15/21	432,282
5,200	Rexnord Corp., Ser. A 5.750%, 11/15/19	319,020

		751,302

TETON Convertible Securities Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Market Value
	MANDATORY CONVERTIBLE SECURITIES (c) (Continued)
	Real Estate Investment Trusts — 3.3%
504	Crown Castle International Corp., Ser. A 6.875%, 08/01/20	$605,732
7,500	QTS Realty Trust Inc., Ser. B 6.500%, (b)	830,850

		1,436,582

	TOTAL MANDATORY CONVERTIBLE SECURITIES	8,716,763

Shares		Market Value
	COMMON STOCKS — 0.7%
	Computer Software and Services — 0.7%
1,664	Alibaba Group Holding Ltd., ADR†	$281,965

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.2%
$970,000	U.S. Treasury Bills, 2.070% to 2.272%††, 09/05/19 to 09/19/19	966,067

	TOTAL INVESTMENTS — 100.0% (Cost $40,324,340)	$43,070,848

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the market value of Rule 144A securities amounted to $11,530,184 or 26.77% of total investments.

(b)	Security is perpetual and has no stated maturity date.

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

TETON Westwood Equity Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.0%
	Aerospace — 6.2%
6,095	General Dynamics Corp.	$1,108,193
3,774	Northrop Grumman Corp.	1,219,417
3,127	The Boeing Co.	1,138,259

		3,465,869

	Banking — 11.4%
65,805	Bank of America Corp.	1,908,345
17,113	JPMorgan Chase & Co.	1,913,233
33,185	Wells Fargo & Co.	1,570,314
20,865	Western Alliance Bancorp†	933,083

		6,324,975

	Business Services — 4.7%
9,506	Booz Allen Hamilton Holding Corp.	629,392
8,902	Equifax Inc.	1,203,906
4,905	FedEx Corp.	805,352

		2,638,650

	Computer Software and Services — 5.9%
876	Alphabet Inc., Cl. A†	948,533
2,995	Apple Inc.	592,770
12,755	Microsoft Corp.	1,708,660

		3,249,963

	Consumer Products — 2.1%
16,083	Colgate-Palmolive Co.	1,152,669

	Diversified Industrial — 2.0%
6,294	Honeywell International Inc.	1,098,869

	Energy and Energy Services — 2.1%
12,477	EOG Resources Inc.	1,162,357

	Energy: Integrated — 7.9%
18,953	CMS Energy Corp.	1,097,568
8,584	DTE Energy Co.	1,097,722
5,377	NextEra Energy Inc.	1,101,532
13,137	WEC Energy Group Inc.	1,095,232

		4,392,054

	Energy: Oil — 5.0%
13,715	Chevron Corp.	1,706,695
17,435	ConoCoPhillips	1,063,535

		2,770,230

	Entertainment — 2.1%
8,369	The Walt Disney Co.	1,168,647

Shares		Market Value

	Financial Services — 8.2%
20,785	American International Group Inc.	$1,107,425
12,775	Arthur J Gallagher & Co.	1,118,962
7,421	Chubb Ltd.	1,093,039
23,175	U.S. Bancorp	1,214,370

		4,533,796

	Food and Beverage — 6.1%
21,757	General Mills Inc.	1,142,678
27,130	Hormel Foods Corp.	1,099,850
8,791	PepsiCo Inc.	1,152,764

		3,395,292

	Health Care — 12.3%
14,030	Abbott Laboratories	1,179,923
5,770	Becton, Dickinson and Co.	1,454,098
11,866	Johnson & Johnson	1,652,696
14,885	Medtronic plc	1,449,650
4,479	UnitedHealth Group Inc.	1,092,921

		6,829,288

	Real Estate — 3.1%
4,690	Crown Castle International Corp., REIT	611,342
4,568	Public Storage, REIT	1,087,961

		1,699,303

	Retail — 8.3%
35,269	CVS Health Corp.	1,921,808
6,240	Simon Property Group Inc., REIT	996,902
6,370	Target Corp.	551,706
5,441	The Home Depot Inc.	1,131,565

		4,601,981

	Semiconductors — 1.0%
23,415	Marvell Technology Group Ltd.	558,916

	Telecommunications — 6.6%
60,508	AT&T Inc.	2,027,623
9,992	Motorola Solutions Inc.	1,665,966

		3,693,589

	Transportation — 2.0%
6,550	Union Pacific Corp.	1,107,671

	TOTAL COMMON STOCKS	53,844,119

	SHORT TERM INVESTMENT — 3.0%
	Other Investment Companies — 3.0%
1,640,253	Dreyfus Treasury Securities Cash Management, 2.100%*	1,640,253

	TOTAL INVESTMENTS — 100.0% (Cost $46,102,691)	$55,484,372

*	1 day yield as of June 30, 2019.

†	Non-income producing security.

REIT	Real Estate Investment Trust

TETON Westwood Balanced Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 59.5%
	Aerospace — 3.9%
4,045	General Dynamics Corp.	$735,462
2,377	Northrop Grumman Corp.	768,032
2,032	The Boeing Co.	739,668

		2,243,162

	Banking — 7.1%
45,457	Bank of America Corp.	1,318,253
11,050	JPMorgan Chase & Co.	1,235,390
21,466	Wells Fargo & Co.	1,015,771
13,168	Western Alliance Bancorp†	588,873

		4,158,287

	Business Services — 2.8%
5,422	Booz Allen Hamilton Holding Corp.	358,991
5,276	Equifax Inc.	713,526
3,378	FedEx Corp.	554,634

		1,627,151

	Computer Software and Services — 3.7%
621	Alphabet Inc., Cl. A†	672,419
1,948	Apple Inc.	385,548
8,294	Microsoft Corp.	1,111,064

		2,169,031

	Consumer Products — 1.2%
9,853	Colgate-Palmolive Co.	706,164

	Diversified Industrial — 1.2%
3,989	Honeywell International Inc.	696,439

	Energy and Energy Services — 1.3%
8,038	EOG Resources Inc.	748,820

	Energy: Integrated — 4.8%
12,081	CMS Energy Corp.	699,611
5,468	DTE Energy Co.	699,248
3,431	NextEra Energy Inc.	702,875
8,513	WEC Energy Group Inc.	709,729

		2,811,463

	Energy: Oil — 3.1%
8,918	Chevron Corp.	1,109,756
11,341	ConocoPhillips	691,801

		1,801,557

	Entertainment — 1.2%
5,029	The Walt Disney Co.	702,250

	Financial Services — 5.1%
13,470	American International Group Inc.	717,682
8,937	Arthur J Gallagher & Co.	782,792
4,714	Chubb Ltd.	694,325
14,701	U.S. Bancorp	770,332

		2,965,131

	Food and Beverage — 3.6%
13,341	General Mills Inc.	700,669
17,622	Hormel Foods Corp.	714,396
5,367	PepsiCo Inc.	703,775

		2,118,840

	Health Care — 7.6%
9,100	Abbott Laboratories	765,310
3,570	Becton, Dickinson and Co.	899,676
8,084	Johnson & Johnson	1,125,939
9,622	Medtronic plc	937,087
2,853	UnitedHealth Group Inc.	696,161

		4,424,173

Shares		Market Value
	Real Estate — 1.9%
3,239	Crown Castle International Corp., REIT	$422,204
2,920	Public Storage, REIT	695,456

		1,117,660

	Retail — 5.2%
22,206	CVS Health Corp.	1,210,005
4,236	Simon Property Group Inc., REIT	676,743
4,967	Target Corp.	430,192
3,490	The Home Depot Inc.	725,815

		3,042,755

	Semiconductors — 0.6%
15,232	Marvell Technology Group Ltd.	363,588

	Telecommunications — 4.0%
37,755	AT&T Inc.	1,265,170
6,370	Motorola Solutions Inc.	1,062,070

		2,327,240

	Transportation — 1.2%
4,250	Union Pacific Corp.	718,717

	TOTAL COMMON STOCKS	34,742,428

Principal Amount
	CORPORATE BONDS — 20.9%
	Aerospace — 1.0%
$595,000	Northrop Grumman Corp., 2.550%, 10/15/22	596,466

	Banking — 3.2%
600,000	Citigroup Inc., 2.500%, 07/29/19	600,072
600,000	The Goldman Sachs Group Inc., MTN, 3.850%, 07/08/24	629,880
600,000	Wells Fargo & Co., MTN, 3.500%, 03/08/22	617,568

		1,847,520

	Cable and Satellite — 1.0%
600,000	Comcast Corp., 2.649%, 10/01/20	601,254

	Consumer Products — 2.2%
500,000	Colgate-Palmolive Co., MTN, 2.100%, 05/01/23	500,749
800,000	Costco Wholesale Corp., 1.700%, 12/15/19	797,854

		1,298,603

	Diversified Industrial — 0.9%
510,000	Cabot Corp., 4.000%, 07/01/29	517,716

	Electronics — 0.9%
500,000	Texas Instruments Inc., 1.650%, 08/03/19	499,669

	Energy and Energy Services — 1.0%
600,000	Dominion Energy Inc., 2.579%, 07/01/20	599,261

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS (Continued)
	Financial Services — 5.2%
$600,000	Capital One Financial Corp., 3.750%, 04/24/24	$630,063
600,000	Ford Motor Credit Co. LLC, 3.470%, 04/05/21	604,390
525,000	KKR Group Finance Co. VI LLC, 3.750%, 07/01/29	539,457
600,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	633,445
600,000	The PNC Financial Services Group Inc., STEP, 2.854%, 11/09/22	611,091

		3,018,446

	Health Care — 1.9%
500,000	Abbott Laboratories, 2.550%, 03/15/22	505,146
600,000	Aetna Inc., 3.500%, 11/15/24	619,026

		1,124,172

	Retail — 2.1%
600,000	CVS Health Corp., 3.375%, 08/12/24	615,006
600,000	Macy’s Retail Holdings Inc., 3.450%, 01/15/21	602,700

		1,217,706

	Transportation — 1.5%
875,000	AP Moller - Maersk A/S, 4.500%, 06/20/29	889,328

	TOTAL CORPORATE BONDS	12,210,141

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.9%
	Federal Home Loan Mortgage Corp. — 1.9%
1,100,000	2.375%, 01/13/22	1,116,525

	Federal National Mortgage Association — 2.0%
1,100,000	2.625%, 09/06/24	1,142,048

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	2,258,573

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 14.4%
	U.S. Treasury Bonds — 3.1%
$1,100,000	2.500%, 02/15/45	$1,096,111
750,000	2.500%, 05/15/46	745,840

		1,841,951

	U.S. Treasury Inflation Indexed Notes — 2.0%
1,113,266	0.875%, 01/15/29	1,172,297

	U.S. Treasury Notes — 9.3%
1,000,000	2.250%, 11/15/24	1,023,496
500,000	2.000%, 02/15/25	505,205
800,000	1.625%, 02/15/26	788,453
950,000	2.250%, 08/15/27	973,212
950,000	2.250%, 11/15/27	972,729
1,100,000	2.625%, 02/15/29	1,160,135

		5,423,230

	TOTAL U.S. GOVERNMENT OBLIGATIONS	8,437,478

Shares
	SHORT TERM INVESTMENT — 1.3%
	Other Investment Companies — 1.3%
741,102	Dreyfus Treasury Securities Cash Management, 2.100%*	741,102

	TOTAL INVESTMENTS — 100.0% (Cost $51,278,882)	$58,389,722

*	1 day yield as of June 30, 2019.

†	Non-income producing security.

GMTN	Global Medium Term Note

MTN	Medium Term Note

REIT	Real Estate Investment Trust

STEP	Step coupon security. The rate disclosed is that in effect at June 30, 2019.

TETON Westwood Intermediate Bond Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 54.3%
	Aerospace — 6.9%
$125,000	General Dynamics Corp.,
	2.825%, (3 Month USD LIBOR plus 0.29%) 05/11/20(a)	$125,306
	2.915%, (3 Month USD LIBOR plus 0.38%) 05/11/21(a)	125,511
250,000	United Technologies Corp., 3.100%, 06/01/22	255,864

		506,681

	Agriculture — 2.0%
140,000	Bunge Ltd Finance Corp., 4.350%, 03/15/24	146,150

	Banking — 3.4%
50,000	JPMorgan Chase & Co.,
	3.207%, (3 Month USD LIBOR plus 0.70%) 04/01/23(a)	51,055
	3.811%, (3 Month USD LIBOR plus 1.23%) 10/24/23(a)	50,790
	3.322%, (3 Month USD LIBOR plus 0.73%) 04/23/24(a)	49,902
100,000	The Bank of New York Mellon Corp., MTN, 2.200%, 08/16/23	99,551

		251,298

	Diversified Industrial — 3.1%
50,000	Church & Dwight Co. Inc., 2.450%, 08/01/22	50,122
125,000	United Rentals North America Inc., 4.625%, 07/15/23	128,063
50,000	Wabtec Corp., 4.375%, 08/15/23	51,828

		230,013

	Energy — 6.8%
250,000	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp., 6.250%, 10/15/22	256,875
50,000	EQM Midstream Partners LP, 4.750%, 07/15/23	52,028
40,000	Kinder Morgan Energy Partners LP, 5.300%, 09/15/20	41,344
75,000	Plains All American Pipeline LP / PAA Finance Corp., 3.650%, 06/01/22	76,846
75,000	Western Midstream Operating LP, 5.375%, 06/01/21	77,508

		504,601

	Entertainment — 1.7%
125,000	Discovery Communications LLC,
	3.097%, (3 Month USD LIBOR plus 0.71%) 09/20/19(a)	125,142

	Financial Services — 10.9%
200,000	Capital One Financial Corp., 3.750%, 04/24/24	210,021
50,000	CyrusOne LP / CyrusOne Finance Corp., 5.000%, 03/15/24	51,500
75,000	Equinix Inc., 5.750%, 01/01/25	78,356
125,000	Ford Motor Credit Co. LLC, 3.157%, 08/04/20	125,494

Principal Amount		Market Value

$125,000	General Motors Financial Co. Inc., 3.700%, 11/24/20	$126,654
75,000	Jefferies Financial Group Inc., 5.500%, 10/18/23	80,962
125,000	MPT Operating Partnership LP / MPT Finance Corp., 6.375%, 03/01/24	131,094

		804,081

	Food and Beverage — 4.9%
100,000	Anheuser-Busch InBev Finance Inc., 3.700%, 02/01/24	105,362
250,000	Mondelēz International Inc., 5.375%, 02/10/20	254,359

		359,721

	Health Care — 4.2%
125,000	Anthem Inc., 2.500%, 11/21/20	125,290
75,000	Becton Dickinson and Co., 3.363%, 06/06/24	77,297
100,000	HCA Inc., 5.000%, 03/15/24	109,059

		311,646

	Metals and Mining — 1.4%
100,000	Kinross Gold Corp., 5.125%, 09/01/21	103,250

	Retail — 1.7%
125,000	The Home Depot, Inc., 2.125%, 09/15/26	122,440

	Specialty Chemicals — 2.6%
35,000	Celanese US Holdings LLC, 5.875%, 06/15/21	37,104
75,000	Huntsman International LLC, 5.125%, 11/15/22	79,353
75,000	Methanex Corp., 5.250%, 03/01/22	78,164

		194,621

	Telecommunications — 4.7%
250,000	AT&T Inc., 3.900%, 03/11/24	263,955
75,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	78,836

		342,791

	TOTAL CORPORATE BONDS	4,002,435

	CONVERTIBLE CORPORATE BONDS — 0.6%
	Computer Hardware — 0.6%
50,000	Western Digital Corp., 1.500%, 02/01/24	45,027

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.9%
	Federal National Mortgage Association — 5.7%
400,000	2.625%, 09/06/24	415,290

	Government National Mortgage Association — 0.2%
3,360	6.000%, 12/15/33	3,834
11,092	5.500%, 01/15/34	12,520

		16,354

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	431,644

TETON Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 39.2%
	U.S. Treasury Bills — 19.4%
$1,430,000	U.S. Treasury Bills,
	2.272% to 2.393%†, 07/18/19 to 09/05/19	$1,426,351

	U.S. Treasury Notes — 17.1%
750,000	2.375%, 04/30/20	752,270
250,000	2.625%, 06/15/21	254,214
250,000	2.000%, 02/15/25	252,603

		1,259,087

	U.S. Treasury Bonds — 2.7%
150,000	5.375%, 02/15/31	201,492

	TOTAL U.S. GOVERNMENT OBLIGATIONS	2,886,930

	TOTAL INVESTMENTS — 100.0% (Cost $7,241,960)	$7,366,036

(a)

The interest rates for these floating rate notes, which will change periodically, are based either on the prime rate or an index of market rates. The reflected rates are in effect as of June 30, 2019. The maturity dates reflected are the final maturity dates.

†	Represents annualized yields at dates of purchase.

MTN	Medium Term Note